Cash and cash equivalents and financial assets, Cash and cash equivalents and short-term financial assets (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents and financial assets [Abstract]
Cash and cash equivalents	SFr 156,462	SFr 124,377	SFr 152,210	SFr 76,522
Short-term financial assets due in one year or less	SFr 30,000	SFr 0